SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS

Intrinsic Small Cap Value Fund (the “Fund”)

Effective immediately, Jeffrey Peck no longer serves as a Portfolio Manager for the above referenced Fund. The Fund continues to be managed by Samir Sikka and Alex Alvarez, CFA. All references to Jeffrey Peck in the above referenced Prospectuses and Statement of Additional Information are hereby deleted.

June 21, 2011                                                                                                                                               SCIV061/P206SP